Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share
Earnings per share

Basic earnings per share
The calculation of basic earnings per share at June 30, 2018 was based on a result attributable to ordinary shares of USD (51,602,299) (June 30, 2017: USD 10,087,987) and a weighted average number of ordinary shares outstanding during the six month period ended June 30, 2018 of 164,550,509 (June 30, 2017: 158,166,534), calculated as follows:

Result attributable to ordinary shares

	For the six month period ended

(in thousands of USD except share and per share information)	June 30, 2018	June 30, 2017

Result for the period	(51,602)	10,088
Weighted average	164,550,509	158,166,534
Basic earnings per share (in USD)	(0.31)	0.06

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	6,383,975
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at June 30, 2018	220,024,713	1,042,415	218,982,298	164,550,509

On June 12, 2018 the new ordinary shares were issued.

Diluted earnings per share
For the six months ended June 30, 2018, the diluted earnings per share (in USD) amount to (0.31) (2017: 0.06). At June 30, 2018, 236,590 outstanding options granted under the LTIP 2015 were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive (June 30, 2017: 236,590 options).

Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2018	June 30, 2017

Weighted average of ordinary shares outstanding (basic)	164,550,509	158,166,534

Effect of share-based payment arrangements	84,164	137,991

Weighted average number of ordinary shares (diluted)	164,634,673	158,304,525

The share-based payment arrangements can give rise to dilution at June 30, 2018.